Issued Capital - Schedule of Issued capital (Details) - Ordinary Shares [Member] - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Ordinary Shares [Line Items]
Ordinary shares – fully paid, Share	9,651,102	8,118,075	8,118,075
Ordinary shares – fully paid, Amount	$ 33,594,052	$ 26,608,227	$ 26,608,227